Document And Entity Information	0 Months Ended
Aug. 31, 2012
Risk/Return:
Document Type	497
Document Period End Date	Aug. 31, 2012
Registrant Name	American Beacon Funds
Central Index Key	0000809593
Amendment Flag	false
Document Creation Date	May 17, 2013
Document Effective Date	May 17, 2013
Prospectus Date	Dec. 31, 2012